Provisions - Other Foreign Subsidiaries - Present Value of Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	€ (618)
Other Foreign Countries | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	9,534	€ 9,876	€ 8,337
Net inclusion of entities in the Group	36	165	171
Current service cost	34	35	38
Interest cost	646	807	802
Pre-retirement cost	(6)		(9)
Effect of curtailment/settlement	(199)	(19)	(37)
Benefits paid	(634)	(716)	(690)
Benefits paid due to settlements		(24)	(1,352)
Contributions made by employees	5	6	8
Past service cost	3	3	18
Actuarial (gains)/losses	390	404	1,269
Demographic actuarial (gains)/losses	(59)	(140)	439
Financial actuarial (gains)/losses	449	544	830
Exchange differences and other items	(693)	(1,003)	1,321
Net defined benefit liability (asset) at end of period	€ 9,116	€ 9,534	€ 9,876